CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 193,218	$ 218,901
Accounts receivable, trade (Note 2(f))	4,512	6,383
Due from related parties (Notes 2(g) and 4(b))	5,103	57
Inventories (Note 2(h))	6,251	7,313
Prepaid expenses and other assets	5,929	5,580
Total current assets	215,013	238,234
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs (Note 5)	44,514	29,500
Vessels (Note 6)	1,947,992	1,807,654
Accumulated depreciation (Note 6)	(507,189)	(434,521)
Vessels' net book value (Note 6)	1,440,803	1,373,133
Property and equipment, net (Note 7)	23,489	23,887
Total fixed assets	1,508,806	1,426,520
OTHER NON-CURRENT ASSETS:
Due from related parties, non-current (Notes 2(g) and 4(b))	43,750	50,866
Equity method investments (Note 3)	62,487	67,546
Deferred charges, net	6,909	3,956
Total assets	1,836,965	1,787,122
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 9)	40,984	78,734
Accounts payable, trade and other	8,963	9,702
Due to related parties (Note 4)	64	281
Accrued liabilities	6,449	6,012
Deferred revenue	2,414	3,279
Other current liabilities	15	84
Total current liabilities	58,889	98,092
Long-term debt, net of current portion and deferred financing costs, non-current (Note 9)	559,087	405,522
Other non-current liabilities	$ 623	$ 1,282
Commitments and contingencies (Note 10)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 11(a))	$ 26	$ 26
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,546,017 and 81,859,821 issued and outstanding at December 31, 2015 and 2014, respectively (Note 11(b))	825	819
Additional paid-in capital	976,880	971,280
Accumulated other comprehensive income/(loss)	269	(747)
Retained earnings	240,366	310,848
Total stockholders' equity	1,218,366	1,282,226
Total liabilities and stockholders' equity	$ 1,836,965	$ 1,787,122